UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

November 30, 2012

MFS® CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

11/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.8%
Aerospace - 3.1%
Embraer S.A., ADR	50,870	$1,268,189
Honeywell International, Inc.	150,360	9,221,579
Lockheed Martin Corp.	29,670	2,768,211
Precision Castparts Corp.	35,200	6,455,328
United Technologies Corp.	97,740	7,829,951

		$27,543,258
Apparel Manufacturers - 1.2%
Guess?, Inc.	131,050	$3,390,264
NIKE, Inc., “B”	44,870	4,373,928
VF Corp.	18,230	2,926,097

		$10,690,289
Automotive - 1.3%
Delphi Automotive PLC (a)	238,450	$8,104,916
General Motors Co. (a)	151,150	3,911,762

		$12,016,678
Biotechnology - 2.3%
Biogen Idec, Inc. (a)	29,850	$4,450,336
Celgene Corp. (a)	69,960	5,498,156
Gilead Sciences, Inc. (a)	86,220	6,466,500
ViroPharma, Inc. (a)	154,490	3,829,807

		$20,244,799
Broadcasting - 2.0%
Interpublic Group of Companies, Inc.	121,770	$1,317,551
News Corp., “A”	358,010	8,821,366
Walt Disney Co.	156,880	7,790,661

		$17,929,578
Brokerage & Asset Managers - 1.2%
BlackRock, Inc.	19,944	$3,929,766
Franklin Resources, Inc.	12,980	1,713,620
FXCM, Inc. “A”	107,960	1,080,680
GFI Group, Inc.	381,520	1,064,441
NASDAQ OMX Group, Inc.	122,080	2,957,998

		$10,746,505
Business Services - 1.7%
Accenture PLC, “A”	56,320	$3,825,254
Automatic Data Processing, Inc.	75,930	4,309,787
FleetCor Technologies, Inc. (a)	95,710	4,995,105
Performant Financial Corp. (a)	213,544	2,062,835

		$15,192,981
Cable TV - 1.3%
Comcast Corp., “Special A”	175,410	$6,321,776
Time Warner Cable, Inc.	56,090	5,322,380

		$11,644,156

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Chemicals - 0.8%
Celanese Corp.	115,660	$4,746,686
PPG Industries, Inc.	19,380	2,408,353

		$7,155,039
Computer Software - 4.5%
Autodesk, Inc. (a)	65,260	$2,162,064
Check Point Software Technologies Ltd. (a)	147,151	6,793,962
Citrix Systems, Inc. (a)	87,760	5,367,402
Microsoft Corp.	42,790	1,139,070
Nuance Communications, Inc. (a)	102,450	2,278,488
Oracle Corp.	315,530	10,128,513
Salesforce.com, Inc. (a)	47,890	7,550,816
SolarWinds, Inc. (a)	49,920	2,797,018
TIBCO Software, Inc. (a)	88,560	2,218,428

		$40,435,761
Computer Software - Systems - 6.6%
Apple, Inc. (s)	71,340	$41,753,875
EMC Corp. (a)	328,830	8,161,561
FleetMatics Group PLC (a)	56,010	1,219,898
Hewlett-Packard Co.	283,260	3,679,547
International Business Machines Corp.	9,260	1,760,048
Verifone Systems, Inc. (a)	89,760	2,727,806

		$59,302,735
Construction - 0.8%
Eagle Materials, Inc.	23,420	$1,246,412
Stanley Black & Decker, Inc.	81,770	5,880,081

		$7,126,493
Consumer Products - 2.0%
Colgate-Palmolive Co.	94,110	$10,210,935
International Flavors & Fragrances, Inc.	58,450	3,801,004
Newell Rubbermaid, Inc.	197,240	4,301,804

		$18,313,743
Consumer Services - 1.0%
DeVry, Inc.	103,290	$2,692,770
Priceline.com, Inc. (a)	9,830	6,518,863

		$9,211,633
Containers - 1.1%
Packaging Corp. of America	62,100	$2,262,924
Silgan Holdings, Inc.	162,090	7,209,763

		$9,472,687
Electrical Equipment - 1.8%
AMETEK, Inc.	107,300	$4,005,509
Danaher Corp. (s)	164,210	8,862,414
Sensata Technologies Holding B.V. (a)	108,520	3,348,927

		$16,216,850
Electronics - 2.4%
Altera Corp.	257,090	$8,327,145
ASML Holding N.V.	46,569	2,913,822

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - continued
KLA-Tencor Corp.	17,500	$795,725
Linear Technology Corp.	86,100	2,857,659
Microchip Technology, Inc.	214,920	6,537,866

		$21,432,217
Energy - Independent - 3.1%
Cabot Oil & Gas Corp.	73,350	$3,454,785
Concho Resources, Inc. (a)	28,070	2,252,898
CONSOL Energy, Inc.	24,440	766,194
EOG Resources, Inc.	30,270	3,560,357
EQT Corp.	58,080	3,488,285
Noble Energy, Inc.	56,580	5,530,695
Occidental Petroleum Corp.	39,810	2,994,110
Peabody Energy Corp.	26,650	669,182
Pioneer Natural Resources Co.	36,490	3,904,430
SM Energy Co.	30,651	1,523,048

		$28,143,984
Energy - Integrated - 5.1%
Exxon Mobil Corp. (s)	518,302	$45,683,138

Food & Beverages - 3.2%
Coca-Cola Co.	271,170	$10,282,766
Coca-Cola Enterprises, Inc.	100,340	3,128,601
General Mills, Inc.	132,210	5,419,288
Mead Johnson Nutrition Co., “A”	48,800	3,327,672
Mondelez International, Inc.	262,270	6,790,170

		$28,948,497
Food & Drug Stores - 1.0%
CVS Caremark Corp.	144,930	$6,740,694
Kroger Co.	67,320	1,766,477

		$8,507,171
Gaming & Lodging - 0.6%
Las Vegas Sands Corp.	82,890	$3,866,818
Wynn Resorts Ltd.	16,080	1,807,392

		$5,674,210
General Merchandise - 1.2%
Target Corp.	173,150	$10,930,959

Health Maintenance Organizations - 0.7%
Aetna, Inc.	139,350	$6,018,526
UnitedHealth Group, Inc.	7,940	431,857

		$6,450,383
Insurance - 3.9%
ACE Ltd.	236,940	$18,772,756
American International Group, Inc. (a)	139,610	4,625,279
Chubb Corp.	39,280	3,024,167
MetLife, Inc.	161,210	5,350,560
Validus Holdings Ltd.	76,630	2,717,300

		$34,490,062

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - 2.2%
eBay, Inc. (a)	62,310	$3,291,214
Google, Inc., “A” (a)	17,960	12,542,725
Rackspace Hosting, Inc. (a)	54,940	3,797,453

		$19,631,392
Leisure & Toys - 0.2%
Activision Blizzard, Inc.	80,970	$926,297
Brunswick Corp.	39,830	1,026,419

		$1,952,716
Machinery & Tools - 2.9%
Eaton Corp.	123,450	$6,439,152
Joy Global, Inc.	98,130	5,592,429
Kennametal, Inc.	134,840	5,140,101
Roper Industries, Inc.	81,720	9,114,232

		$26,285,914
Major Banks - 4.9%
Goldman Sachs Group, Inc.	53,340	$6,282,919
JPMorgan Chase & Co.	463,690	19,048,385
PNC Financial Services Group, Inc.	117,340	6,587,468
State Street Corp.	94,550	4,201,802
Wells Fargo & Co.	220,510	7,279,035

		$43,399,609
Medical & Health Technology & Services - 1.2%
AmerisourceBergen Corp.	69,670	$2,941,467
Cerner Corp. (a)	14,220	1,098,068
Express Scripts Holding Co. (a)	80,110	4,313,923
Henry Schein, Inc. (a)	18,500	1,494,245
Quest Diagnostics, Inc.	13,560	783,497

		$10,631,200
Medical Equipment - 2.4%
Cooper Cos., Inc.	52,990	$5,030,871
Covidien PLC	120,730	7,015,620
Sirona Dental Systems, Inc. (a)	22,460	1,406,221
St. Jude Medical, Inc.	125,300	4,295,284
Thermo Fisher Scientific, Inc.	52,950	3,364,973

		$21,112,969
Metals & Mining - 0.6%
Cliffs Natural Resources, Inc.	41,110	$1,181,913
Lundin Mining Corp. (a)	343,950	1,762,426
Teck Resources Ltd., “B”	67,083	2,271,104

		$5,215,443
Natural Gas - Distribution - 0.5%
Spectra Energy Corp.	144,820	$4,047,719

Natural Gas - Pipeline - 0.3%
Kinder Morgan, Inc.	70,417	$2,380,799

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Network & Telecom - 0.7%
Fortinet, Inc. (a)	264,210	$5,278,916
Juniper Networks, Inc. (a)	61,350	1,103,073

		$6,381,989
Oil Services - 1.6%
Cameron International Corp. (a)	74,520	$4,020,354
Dresser-Rand Group, Inc. (a)	62,290	3,289,535
FMC Technologies, Inc. (a)	44,740	1,828,076
Oil States International, Inc. (a)	13,050	922,896
Schlumberger Ltd.	45,060	3,227,197
Transocean, Inc.	26,890	1,242,318

		$14,530,376
Other Banks & Diversified Financials - 3.8%
American Express Co.	32,270	$1,803,893
BancorpSouth, Inc.	70,280	929,804
CapitalSource, Inc.	342,890	2,760,265
CIT Group, Inc. (a)	146,500	5,427,825
EuroDekania Ltd. (a)(z)	580,280	667,895
Fifth Third Bancorp	387,710	5,676,074
PrivateBancorp, Inc.	198,250	3,249,318
Visa, Inc., “A”	73,360	10,982,726
Western Union Co.	188,640	2,378,750

		$33,876,550
Pharmaceuticals - 4.3%
Abbott Laboratories	108,670	$7,063,550
Johnson & Johnson	109,600	7,642,408
Perrigo Co.	15,180	1,571,130
Pfizer, Inc.	783,546	19,604,321
Teva Pharmaceutical Industries Ltd., ADR	64,470	2,601,365

		$38,482,774
Printing & Publishing - 0.5%
Moody’s Corp.	86,170	$4,186,139

Railroad & Shipping - 0.9%
Union Pacific Corp.	66,360	$8,147,681

Real Estate - 3.5%
Atrium European Real Estate Ltd.	353,580	$2,028,853
BioMed Realty Trust, Inc., REIT	348,040	6,706,731
Mid-America Apartment Communities, Inc., REIT	154,260	9,613,483
Public Storage, Inc., REIT	36,660	5,155,862
Tanger Factory Outlet Centers, Inc., REIT	223,370	7,344,406

		$30,849,335
Restaurants - 1.6%
McDonald’s Corp.	112,370	$9,780,685
Starbucks Corp.	85,780	4,449,409

		$14,230,094
Specialty Chemicals - 1.1%
Airgas, Inc.	32,843	$2,908,905
Albemarle Corp.	42,470	2,539,281

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - continued
Ecolab, Inc.	62,170	$4,481,214

		$9,929,400
Specialty Stores - 2.8%
Amazon.com, Inc. (a)	5,790	$1,459,370
AutoZone, Inc. (a)	11,730	4,501,622
Bed Bath & Beyond, Inc. (a)	69,460	4,078,691
Children’s Place Retail Store, Inc. (a)	57,320	2,786,325
Express, Inc. (a)	218,170	3,257,278
rue21, Inc. (a)	107,020	3,072,544
Tiffany & Co.	56,250	3,317,625
Urban Outfitters, Inc. (a)	60,290	2,272,933

		$24,746,388
Telecommunications - Wireless - 0.6%
American Tower Corp., REIT	47,530	$3,561,423
SBA Communications Corp. (a)	31,510	2,168,518

		$5,729,941
Telephone Services - 2.3%
AT&T, Inc.	235,740	$8,045,806
Frontier Communications Corp. (l)	402,460	1,935,833
Verizon Communications, Inc.	247,410	10,915,729

		$20,897,368
Tobacco - 2.5%
Lorillard, Inc.	57,190	$6,929,140
Philip Morris International, Inc.	170,520	15,326,338

		$22,255,478
Trucking - 1.1%
Expeditors International of Washington, Inc.	114,990	$4,302,926
Swift Transportation Co. (a)	690,640	5,842,814

		$10,145,740
Utilities - Electric Power - 2.4%
AES Corp.	208,220	$2,221,707
American Electric Power Co., Inc.	77,180	3,291,727
Calpine Corp. (a)	179,810	3,103,521
CMS Energy Corp.	167,287	4,086,821
Edison International	61,280	2,787,014
Great Plains Energy, Inc.	161,340	3,267,135
PG&E Corp.	64,610	2,645,780

		$21,403,705
Total Common Stocks		$883,954,525

Convertible Preferred Stocks - 0.5%
Utilities - Electric Power - 0.5%
PPL Corp., 9.5%	45,860	$2,471,854
PPL Corp., 8.75%	42,560	2,289,728
Total Convertible Preferred Stocks		$4,761,582

Portfolio of Investments (unaudited) – continued

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants - 0.0%
Natural Gas - Pipeline - 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (a)	$40	2/15/12	47,040	$177,811
Issuer/Expiration Date/Strike Price			Number of Contracts
Call Options Purchased - 0.0%
Internet - 0.0%
Pandora Media, Inc. – January 2013 @ $13			711	$7,110
			Shares/Par
Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value (v)			5,077,482	$5,077,482

Collateral for Securities Loaned - 0.2%
Navigator Securities Lending Prime Portfolio, 0.28%, at Net Asset Value (j)			1,468,975	$1,468,975
Total Investments				$895,447,485
Issuer/Expiration Date/Strike Price			Number of Contracts

Call Options Written - 0.0%
Computer Software - 0.0%
SolarWinds, Inc. – March 2013 @ $70			(252)	$(16,380)
Issuer			Shares/Par

Securities Sold Short - (0.2)%
Electronics - (0.2)%
Xilinx, Inc.			(55,000)	$(1,905,750)

Other Assets, Less Liabilities - 0.1%				1,254,716
Net Assets - 100.0%				$894,780,071

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
EuroDekania Ltd.	3/08/07-6/25/07	$8,173,430	$667,895
% of Net assets			0.1%

At November 30, 2012, the fund had cash collateral of $936,343 and other liquid securities with an aggregate value of $2,726,183 to cover any commitments for securities sold short and certain derivative contracts.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

11/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of November 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$868,593,412	$—	$—	$868,593,412
Israel	9,395,327	—	—	9,395,327
Canada	4,033,530	—	—	4,033,530
Netherlands	2,913,822	—	—	2,913,822
Austria	2,028,853	—	—	2,028,853
Brazil	1,268,189	—	—	1,268,189
United Kingdom	—	—	667,895	667,895
Mutual Funds	6,546,457	—	—	6,546,457
Total Investments	$894,779,590	$—	$667,895	$895,447,485
Short Sales	$(1,905,750)	$—	$—	$(1,905,750)

Other Financial Instruments
Written Options	$(16,380)	$—	$—	$(16,380)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/12	$849,797
Change in unrealized appreciation (depreciation)	(181,902)
Balance as of 11/30/12	$667,895

The net change in unrealized appreciation (depreciation) from investments held as level 3 at November 30, 2012 is $(181,902).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$807,576,650
Gross unrealized appreciation	128,308,407
Gross unrealized depreciation	(40,437,572)
Net unrealized appreciation (depreciation)	$87,870,835

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,697,876	28,707,160	(36,327,554)	5,077,482

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,015	$5,077,482

QUARTERLY REPORT

November 30, 2012

MFS® CASH RESERVE FUND

PORTFOLIO OF INVESTMENTS

11/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Certificates of Deposit - 19.8%
Major Banks - 12.7%
Bank of Montreal/Chicago Branch, 0.19%, due 1/08/13	$7,105,000	$7,105,000
Bank of Montreal/Chicago Branch, 0.2%, due 1/14/13	9,480,000	9,480,000
Bank of Nova Scotia/Houston Branch, 0.2%, due 1/16/13	8,480,000	8,480,000
Canadian Imperial Bank of Commerce/New York Branch, 0.29%, due 1/22/13	6,390,000	6,390,000
Canadian Imperial Bank of Commerce/New York Branch, 0.16%, due 2/07/13	8,370,000	8,370,000
National Australia Bank/New York Branch, 0.27%, due 2/19/13	11,300,000	11,300,000
Toronto Dominion Holdings (USA), Inc., 0.2%, due 1/28/13	2,280,000	2,280,000

		$53,405,000
Other Banks & Diversified Financials - 7.1%
Branch Banking & Trust Co., 0.17%, due 12/17/12	$12,750,000	$12,750,000
Mizuho Corporate Bank (USA)/New York Branch, 0.26%, due 1/02/13	7,400,000	7,400,000
Mizuho Corporate Bank (USA)/New York Branch, 0.28%, due 2/15/13	970,000	970,000
Mizuho Corporate Bank (USA)/New York Branch, 0.24%, due 2/26/13	8,410,000	8,410,000

		$29,530,000
Total Certificates of Deposit, at Cost and Value		$82,935,000

Commercial Paper (y) - 28.4%
Automotive - 2.4%
American Honda Finance Corp., 0.17%, due 1/22/13 (t)	$4,730,000	$4,728,839
Toyota Motor Credit Corp., 0.21%, due 1/22/13	3,600,000	3,598,908
Toyota Motor Credit Corp., 0.23%, due 1/28/13	1,643,000	1,642,391

		$9,970,138
Conglomerates - 0.2%
Siemens Capital Corp., 0.17%, due 12/14/12 (t)	$913,000	$912,944

Consumer Products - 1.9%
Procter & Gamble, Co., 0.16%, due 2/11/13 (t)	$7,850,000	$7,847,488

Financial Institutions - 4.0%
General Electric Capital Corp., 0.23%, due 12/11/12	$16,764,000	$16,762,929

Food & Beverages - 3.9%
Coca-Cola Co., 0.23%, due 2/20/13 (t)	$510,000	$509,736
Coca-Cola Co., 0.24%, due 1/23/13 (t)	7,591,000	7,588,318
Coca-Cola Co., 0.24%, due 3/08/13 (t)	8,289,000	8,283,640

		$16,381,694
Major Banks - 12.4%
ANZ National (International) Ltd., 0.22%, due 2/06/13 (t)	$14,638,000	$14,632,007
Bank of Nova Scotia, 0.205%, due 1/16/13	7,868,000	7,865,939
JPMorgan Chase & Co., 0.2%, due 1/15/13	1,350,000	1,349,663
JPMorgan Chase & Co., 0.23%, due 12/13/12	1,843,000	1,842,859
JPMorgan Chase & Co., 0.3%, due 1/24/13	13,196,000	13,190,062
National Australia Funding (Delaware), Inc., 0.28%, due 2/19/13 (t)	5,372,000	5,368,657
Wells Fargo & Co., 0.14%, due 2/25/13	7,957,000	7,954,339

		$52,203,526
Pharmaceuticals - 1.5%
Merck & Co., Inc., 0.12%, due 1/14/13 (t)	$6,420,000	$6,419,058

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Commercial Paper (y) - continued
Tobacco - 2.1%
Philip Morris International, Inc., 0.15%, due 12/10/12 (t)	$8,675,000	$8,674,675
Total Commercial Paper, at Amortized Cost and Value		$119,172,452

U.S. Government Agencies and Equivalents (y) - 35.7%
Fannie Mae, 0.085%, due 1/09/13	$16,755,000	$16,753,457
Fannie Mae, 0.15%, due 3/13/13	2,956,000	2,954,744
Federal Home Loan Bank, 0.123%, due 2/15/13	7,100,000	7,098,156
Federal Home Loan Bank, 0.125%, due 2/15/13	16,715,000	16,710,589
Federal Home Loan Bank, 0.095%, due 1/25/13	7,254,000	7,252,947
Federal Home Loan Bank, 0.11%, due 2/01/13	7,300,000	7,298,617
Federal Home Loan Bank, 0.155%, due 4/12/13	7,000,000	6,996,022
Federal Home Loan Bank, 0.09%, due 1/23/13	1,114,000	1,113,852
Federal Home Loan Bank, 0.095%, due 1/23/13	16,535,000	16,532,687
Federal Home Loan Bank, 0.1%, due 1/23/13	12,235,000	12,233,199
Federal Home Loan Bank, 0.133%, due 2/01/13	16,285,000	16,281,270
Federal Home Loan Bank, 0.138%, due 2/13/13	16,600,000	16,595,291
Freddie Mac, 0.14%, due 1/28/13	7,000,000	6,998,421
Freddie Mac, 0.155%, due 2/19/13	2,470,000	2,469,149
Freddie Mac, 0.16%, due 3/05/13	150,000	149,937
Freddie Mac, 0.155%, due 4/08/13	5,410,000	5,407,018
Freddie Mac, 0.15%, due 3/08/13	7,000,000	6,997,171
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$149,842,527

Floating Rate Demand Notes - 3.9%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.16%, due 12/03/12	$9,700,000	$9,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.16%, due 12/03/12	5,300,000	5,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.16%, due 12/03/12	1,300,000	1,300,000
Total Floating Rate Demand Notes, at Cost and Value		$16,300,000

Repurchase Agreements - 12.2%
Goldman Sachs Repurchase Agreement, 0.23%, dated 11/30/12, due 12/03/12, total to be received $42,004,805 (secured by U.S. Treasury and Federal Agency obligations valued at $42,844,336 in a jointly traded account)	$42,004,000	$42,004,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement, 0.20%, dated 11/30/12, due 12/03/12, total to be received $9,117,152 (secured by U.S. Treasury and Federal Agency obligations valued at $9,299,341 in a jointly traded account)	9,117,000	9,117,000
Total Repurchase Agreements, at Cost and Value		$51,121,000
Total Investments, at Amortized Cost and Value		$419,370,979

Other Assets, Less Liabilities - 0.0%		111,501
Net Assets - 100.0%		$419,482,480

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $419,370,979.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

11/30/12 (unaudited)

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$419,370,979	$—	$419,370,979

For further information regarding security characteristics, see the Portfolio of Investments.

3

QUARTERLY REPORT

November 30, 2012

MFS® GLOBAL LEADERS FUND

PORTFOLIO OF INVESTMENTS

11/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 95.5%
Alcoholic Beverages - 13.6%
Anheuser-Busch InBev N.V.	2,935	$257,235
Diageo PLC	13,978	415,873
Heineken N.V.	5,949	392,342
Pernod Ricard S.A.	3,131	354,510
SABMiller PLC	7,810	353,799

		$1,773,759
Apparel Manufacturers - 13.3%
Burberry Group PLC	11,252	$232,013
Compagnie Financiere Richemont S.A.	4,690	361,606
Li & Fung Ltd.	210,000	345,746
LVMH Moet Hennessy Louis Vuitton S.A.	1,905	334,221
NIKE, Inc., “B”	3,603	351,220
Tod’s S.p.A.	824	100,468

		$1,725,274
Broadcasting - 7.5%
Nippon Television Holdings, Inc.	19,300	$252,620
Publicis Groupe S.A.	6,376	360,674
Walt Disney Co.	7,206	357,850

		$971,144
Business Services - 1.8%
Accenture PLC, “A”	3,450	$234,324

Chemicals - 2.5%
3M Co.	3,588	$326,329

Computer Software - 3.0%
SAP AG	4,955	$386,912

Computer Software - Systems - 1.6%
Apple, Inc.	352	$206,017

Consumer Products - 4.0%
Procter & Gamble Co.	4,298	$300,129
Reckitt Benckiser Group PLC	3,528	221,856

		$521,985
Electrical Equipment - 5.6%
Danaher Corp.	6,620	$357,281
Schneider Electric S.A.	5,249	368,909

		$726,190
Food & Beverages - 14.9%
Groupe Danone	6,451	$409,215
M. Dias Branco S.A. Industria e Comercio de Alimentos	5,500	183,342
Nestle S.A.	6,597	431,756
Tingyi (Cayman Islands) Holding Corp.	94,000	274,715
Unilever N.V.	8,633	327,567
Want Want China Holdings Ltd.	215,000	314,031

		$1,940,626

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Drug Stores - 2.5%
Lawson, Inc.	4,800	$324,911

Gaming & Lodging - 2.1%
InterContinental Hotels Group PLC	10,176	$271,942

General Merchandise - 2.5%
Target Corp.	5,173	$326,571

Machinery & Tools - 1.8%
Schindler Holding AG	1,666	$232,992

Other Banks & Diversified Financials - 4.6%
Julius Baer Group Ltd.	9,184	$314,557
Visa, Inc., “A”	1,936	289,839

		$604,396
Restaurants - 4.6%
McDonald’s Corp.	4,050	$352,512
YUM! Brands, Inc.	3,650	244,842

		$597,354
Specialty Stores - 5.6%
Industria de Diseno Textil S.A.	1,281	$175,597
Tiffany & Co.	5,412	319,200
Urban Outfitters, Inc. (a)	6,174	232,760

		$727,557
Tobacco - 4.0%
Imperial Tobacco Group PLC	3,422	$136,900
Japan Tobacco, Inc.	12,600	377,534

		$514,434
Total Common Stocks		$12,412,717

Money Market Funds - 6.3%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value (v)	815,073	$815,073
Total Investments		$13,227,790

Other Assets, Less Liabilities - (1.8)%		(231,136)
Net Assets - 100.0%		$12,996,654

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

11/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$12,412,717	$—	$—	$12,412,717
Mutual Funds	815,073	—	—	815,073
Total Investments	$13,227,790	$—	$—	$13,227,790

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,187,112 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$12,293,823
Gross unrealized appreciation	1,055,296
Gross unrealized depreciation	(121,329)
Net unrealized appreciation (depreciation)	$933,967

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	358,853	1,485,314	(1,029,094)	815,073

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$202	$815,073

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2012, are as follows:

United States	34.5%
France	14.1%
United Kingdom	12.6%
Switzerland	10.3%
Japan	7.4%
Netherlands	5.5%
China	4.5%
Germany	3.0%
Hong Kong	2.7%
Other Countries	5.4%

4

QUARTERLY REPORT

November 30, 2012

MFS® NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

11/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 99.6%
Aerospace - 0.5%
Kaman Corp.	176,701	$6,403,640

Automotive - 0.5%
Delphi Automotive PLC (a)	182,590	$6,206,234

Biotechnology - 1.3%
Anacor Pharmaceuticals, Inc. (a)	671,699	$3,560,005
Hyperion Therapeutics, Inc. (a)	110,508	1,171,385
ViroPharma, Inc. (a)	467,080	11,578,913

		$16,310,303
Business Services - 6.3%
Concur Technologies, Inc. (a)	220,120	$14,464,085
Constant Contact, Inc. (a)	1,462,525	19,480,833
FleetCor Technologies, Inc. (a)	233,360	12,179,058
Gartner, Inc. (a)	261,670	12,528,760
Performant Financial Corp. (a)	1,067,270	10,309,828
Ultimate Software Group, Inc. (a)	97,490	9,213,780

		$78,176,344
Chemicals - 1.0%
Intrepid Potash, Inc. (a)	570,070	$12,131,090

Computer Software - 4.7%
ANSYS, Inc. (a)	212,450	$14,091,809
Blackbaud, Inc.	272,660	6,091,224
CommVault Systems, Inc. (a)	182,740	12,126,626
Nuance Communications, Inc. (a)	618,079	13,746,077
SolarWinds, Inc. (a)	223,180	12,504,775

		$58,560,511
Computer Software - Systems - 8.6%
E2open, Inc. (a)	233,650	$3,296,802
Ellie Mae, Inc. (a)	189,690	4,708,106
Exa Corp. (a)	515,060	6,402,196
ExactTarget, Inc. (a)	503,720	10,381,669
FleetMatics Group PLC (a)	848,700	18,484,686
Fusion-io, Inc. (a)	330,401	7,708,255
Greenway Medical Technologies, Inc. (a)	365,679	7,108,800
Guidewire Software, Inc. (a)	354,670	10,604,633
PROS Holdings, Inc. (a)	360,106	6,384,679
Qlik Technologies, Inc. (a)	658,655	12,764,734
SciQuest, Inc. (a)(h)	1,202,485	19,588,481

		$107,433,041
Construction - 0.8%
NVR, Inc. (a)	10,979	$9,879,343

Consumer Services - 2.3%
HomeAway, Inc. (a)	973,967	$19,946,844
MakeMyTrip Ltd. (a)	620,117	8,644,431

		$28,591,275

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - 2.7%
MSC Industrial Direct Co., Inc., “A”	226,248	$16,439,180
Sensata Technologies Holding B.V. (a)	567,957	17,527,153

		$33,966,333
Electronics - 4.3%
3D Systems, Inc. (a)(l)	101,130	$4,521,522
Monolithic Power Systems, Inc. (a)	762,592	16,136,447
Stratasys, Inc. (a)	73,084	5,477,646
Ultratech, Inc. (a)	313,080	10,275,286
Universal Display Corp. (a)	106,887	2,552,462
Veeco Instruments, Inc. (a)	504,723	14,364,417

		$53,327,780
Energy - Independent - 3.9%
Cabot Oil & Gas Corp.	586,668	$27,632,063
Range Resources Corp.	333,144	21,327,879

		$48,959,942
Entertainment - 0.9%
Six Flags Entertainment Corp.	186,780	$11,483,234

Food & Beverages - 2.3%
Flowers Foods, Inc.	398,040	$9,369,862
Green Mountain Coffee Roasters, Inc. (a)(l)	532,490	19,526,408

		$28,896,270
General Merchandise - 1.8%
Five Below, Inc. (a)	609,020	$22,625,093

Internet - 2.2%
Millennial Media, Inc. (a)	683,740	$9,401,425
Rackspace Hosting, Inc. (a)	197,630	13,660,186
Shutterstock, Inc. (a)	179,745	4,601,472

		$27,663,083
Machinery & Tools - 10.7%
Allison Transmission Holdings, Inc.	688,410	$14,312,044
IPG Photonics Corp. (a)	224,850	13,288,635
Joy Global, Inc.	329,116	18,756,321
Kennametal, Inc.	440,690	16,799,103
Polypore International, Inc. (a)(l)	478,363	19,636,801
Proto Labs, Inc. (a)	344,770	12,577,210
Titan Machinery, Inc. (a)	561,690	12,435,817
United Rentals, Inc. (a)	286,705	11,906,859
WABCO Holdings, Inc. (a)	232,077	14,400,378

		$134,113,168
Medical & Health Technology & Services - 6.1%
Advisory Board Co. (a)	262,656	$11,885,184
Brookdale Senior Living, Inc. (a)	834,145	21,320,746
Capital Senior Living Corp. (a)	567,290	10,103,435
Healthcare Services Group, Inc.	559,313	13,155,042
HMS Holdings Corp. (a)	458,460	10,622,518
IDEXX Laboratories, Inc. (a)	90,880	8,494,554

		$75,581,479

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - 12.5%
Align Technology, Inc. (a)	666,054	$18,243,219
Cepheid, Inc. (a)	549,630	17,819,005
Conceptus, Inc. (a)	1,276,876	26,571,790
DexCom, Inc. (a)	609,648	7,974,196
Endologix, Inc. (a)	1,285,873	18,850,898
EnteroMedics, Inc. (a)	1,225,510	3,799,081
Globus Medical, Inc., “A” (a)	645,357	8,589,702
Masimo Corp.	421,022	8,723,576
Novadaq Technologies, Inc. (a)	187,860	1,660,682
NxStage Medical, Inc. (a)	1,088,794	13,087,304
Uroplasty, Inc. (a)(h)	1,374,643	4,962,461
Varian Medical Systems, Inc. (a)	133,040	9,201,046
Vocera Communications, Inc. (a)	213,299	5,245,022
Volcano Corp. (a)	430,902	11,746,389

		$156,474,371
Metals & Mining - 2.6%
Globe Specialty Metals, Inc.	1,124,268	$15,582,354
Iluka Resources Ltd.	1,476,465	12,681,098
Molycorp, Inc. (a)(l)	454,810	4,079,646

		$32,343,098
Oil Services - 6.0%
Atwood Oceanics, Inc. (a)	530,229	$24,390,534
Core Laboratories N.V.	59,910	6,181,514
Dresser-Rand Group, Inc. (a)	370,124	19,546,248
Helmerich & Payne, Inc.	179,630	9,376,686
Superior Energy Services, Inc. (a)	774,930	15,738,828

		$75,233,810
Other Banks & Diversified Financials - 1.2%
Air Lease Corp. (a)	376,066	$8,367,469
First Republic Bank	180,910	6,118,376

		$14,485,845
Pharmaceuticals - 0.4%
Kythera Biopharmaceuticals, Inc. (a)	231,760	$5,671,167

Precious Metals & Minerals - 0.3%
Colossus Minerals, Inc. (a)	810,425	$3,467,364

Railroad & Shipping - 2.4%
Diana Shipping, Inc. (a)	3,128,118	$23,241,917
Navios Maritime Holdings, Inc.	1,753,590	6,716,250

		$29,958,167
Restaurants - 3.7%
Arcos Dorados Holdings, Inc.	1,527,470	$18,711,508
BJ’s Restaurants, Inc. (a)	192,640	6,605,626
Chuy’s Holdings, Inc. (a)	503,703	11,862,206
Dunkin Brands Group, Inc.	289,610	9,215,390

		$46,394,730

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - 0.8%
Ecosynthetix, Inc. (a)(z)	164,645	$636,469
Rockwood Holdings, Inc.	199,740	9,162,074

		$9,798,543
Specialty Stores - 5.7%
Citi Trends, Inc. (a)(h)	1,064,333	$14,858,089
Monro Muffler Brake, Inc.	484,113	15,530,345
Tiffany & Co.	135,600	7,997,688
Tile Shop Holdings, Inc. (a)	208,510	3,267,352
Urban Outfitters, Inc. (a)	227,753	8,586,288
Zumiez, Inc. (a)	995,870	20,594,592

		$70,834,354
Trucking - 3.1%
Atlas Air Worldwide Holdings, Inc. (a)	435,366	$18,842,640
Swift Transportation Co. (a)	2,305,390	19,503,599

		$38,346,239
Total Common Stocks		$1,243,315,851

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value (v)	3,126,931	$3,126,931

Collateral for Securities Loaned - 1.5%
Navigator Securities Lending Prime Portfolio, 0.28%, at Net Asset Value (j)	18,493,114	$18,493,114
Total Investments		$1,264,935,896

Other Assets, Less Liabilities - (1.4)%		(16,866,562)
Net Assets - 100.0%		$1,248,069,334

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ecosynthetix, Inc.	7/28/11	$1,557,254	$636,469
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

11/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,162,078,486	$—	$—	$1,162,078,486
Greece	29,958,166	—	—	29,958,166
Virgin Islands GB	18,711,508	—	—	18,711,508
Australia	12,681,098	—	—	12,681,098
India	8,644,431	—	—	8,644,431
Canada	5,128,047	636,469	—	5,764,516
Israel	5,477,646	—	—	5,477,646
Mutual Funds	21,620,045	—	—	21,620,045
Total Investments	$1,264,299,427	$636,469	$—	$1,264,935,896

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,176,919,004
Gross unrealized appreciation	151,492,775
Gross unrealized depreciation	(63,475,883)
Net unrealized appreciation (depreciation)	$88,016,892

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,725,717	85,450,327	(84,049,113)	3,126,931

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,131	$3,126,931

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Citi Trends, Inc.	1,075,873	7,770	(19,310)	1,064,333
Uroplasty, Inc.	1,389,553	10,030	(24,940)	1,374,643
SciQuest, Inc.	1,035,584	185,481	(18,580)	1,202,485

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Citi Trends, Inc.	$(414,375)	$—	$—	$14,858,089
Uroplasty, Inc.	(105,879)	—	—	4,962,461
SciQuest, Inc.	(23,484)	—	—	19,588,481

	$543,738	$—	$—	$39,409,031

6

QUARTERLY REPORT

November 30, 2012

MFS® RESEARCH INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

11/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.3%
Alcoholic Beverages - 2.1%
Heineken N.V.	1,575,135	$103,881,618

Apparel Manufacturers - 1.9%
Li & Fung Ltd.	26,640,000	$43,860,339
LVMH Moet Hennessy Louis Vuitton S.A.	284,818	49,969,695

		$93,830,034
Automotive - 3.2%
DENSO Corp.	1,781,600	$58,547,394
GKN PLC	8,268,669	29,409,792
Honda Motor Co. Ltd.	2,253,200	74,673,893

		$162,631,079
Broadcasting - 1.5%
Nippon Television Holdings, Inc.	2,324,900	$30,430,850
Publicis Groupe S.A.	802,769	45,410,600

		$75,841,450
Business Services - 2.7%
Amadeus IT Holding S.A.	1,246,900	$29,108,739
Cognizant Technology Solutions Corp., “A” (a)	368,610	24,781,650
Compass Group PLC	2,190,454	25,303,044
Mitsubishi Corp.	1,779,900	33,704,420
Nomura Research, Inc.	1,294,400	24,981,991

		$137,879,844
Computer Software - 0.7%
Dassault Systems S.A.	299,186	$33,852,273

Computer Software - Systems - 1.0%
Canon, Inc.	1,413,400	$49,430,851

Conglomerates - 0.9%
Hutchison Whampoa Ltd.	4,293,000	$44,147,519

Consumer Products - 1.2%
Reckitt Benckiser Group PLC	1,000,396	$62,909,318

Electrical Equipment - 3.6%
Legrand S.A.	421,424	$17,067,314
Schneider Electric S.A.	1,103,211	77,535,615
Siemens AG	844,429	87,089,068

		$181,691,997
Electronics - 1.0%
ASML Holding N.V.	187,394	$11,708,088
Taiwan Semiconductor Manufacturing Co. Ltd.	12,022,326	40,841,315

		$52,549,403
Energy - Independent - 2.3%
Cairn Energy PLC	2,235,464	$9,623,626
Cenovus Energy, Inc.	637,740	21,417,432
CNOOC Ltd.	9,311,000	19,919,019

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Independent - continued
INPEX Corp.	7,554	$40,503,039
Reliance Industries Ltd.	1,730,552	25,251,202

		$116,714,318
Energy - Integrated - 5.6%
BG Group PLC	1,900,288	$32,576,661
BP PLC	14,850,386	102,688,675
Royal Dutch Shell PLC, “A”	4,396,530	147,182,369

		$282,447,705
Engineering - Construction - 2.0%
JGC Corp.	2,193,000	$72,226,542
Keppel Corp. Ltd.	3,449,400	30,266,323

		$102,492,865
Food & Beverages - 5.2%
Groupe Danone	1,437,467	$91,184,806
M. Dias Branco S.A. Industria e Comercio de Alimentos	758,800	25,294,517
Nestle S.A.	2,216,081	145,036,487

		$261,515,810
Food & Drug Stores - 0.7%
Lawson, Inc.	461,700	$31,252,332
Wumart Stores, Inc., “H”	2,695,000	5,612,410

		$36,864,742
Gaming & Lodging - 1.1%
Sands China Ltd.	13,081,600	$55,785,255

Insurance - 5.1%
AIA Group Ltd.	15,576,600	$60,596,435
Delta Lloyd N.V.	1,097,670	16,381,430
Hiscox Ltd.	3,136,041	24,157,365
ING Groep N.V. (a)	7,095,805	63,768,622
Sony Financial Holdings, Inc.	1,373,200	23,587,690
Swiss Re Ltd.	979,729	70,569,667

		$259,061,209
Internet - 0.6%
Yahoo Japan Corp.	84,901	$28,508,033

Machinery & Tools - 3.1%
Glory Ltd.	1,667,400	$36,893,766
Joy Global, Inc.	838,400	47,780,416
Schindler Holding AG	450,245	63,161,595
Sinotruk Hong Kong Ltd.	15,570,500	10,346,581

		$158,182,358
Major Banks - 10.9%
Banco Santander S.A.	4,255,627	$32,731,973
Barclays PLC	23,078,610	90,959,513
BNP Paribas	1,292,625	72,195,890
BOC Hong Kong Holdings Ltd.	6,167,500	18,939,705
HSBC Holdings PLC	4,746,444	48,494,016
Mitsubishi UFJ Financial Group, Inc.	6,819,700	31,188,535

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - continued
Standard Chartered PLC	3,320,553	$77,406,384
Sumitomo Mitsui Financial Group, Inc.	2,402,400	77,345,419
Westpac Banking Corp.	3,826,995	101,843,177

		$551,104,612
Medical & Health Technology & Services - 1.0%
Diagnosticos da America S.A.	3,268,000	$18,995,021
Miraca Holdings, Inc.	803,800	32,616,134

		$51,611,155
Medical Equipment - 0.6%
Sonova Holding AG	255,966	$27,952,691

Metals & Mining - 3.2%
Iluka Resources Ltd.	5,531,838	$47,511,982
Rio Tinto Ltd.	2,296,694	113,829,972

		$161,341,954
Natural Gas - Distribution - 1.6%
China Resources Gas Group Ltd.	2,578,000	$5,561,684
GDF SUEZ	1,303,131	29,311,359
Tokyo Gas Co. Ltd.	9,077,000	44,594,954

		$79,467,997
Network & Telecom - 1.1%
Ericsson, Inc., “B”	5,806,157	$54,105,336

Other Banks & Diversified Financials - 6.9%
Aeon Credit Service Co. Ltd. (l)	1,355,600	$26,492,043
Bank Rakyat Indonesia	23,959,500	17,607,179
DBS Group Holdings Ltd.	3,685,000	43,624,652
Erste Group Bank AG (a)	2,253,054	66,266,725
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	1,308,400	19,115,724
HDFC Bank Ltd., ADR	571,380	24,066,526
ICICI Bank Ltd.	910,775	18,415,587
Itau Unibanco Holding S.A., ADR	1,000,370	15,155,605
Julius Baer Group Ltd.	341,052	11,681,224
KBC Group N.V.	1,031,072	31,063,373
PT Bank Mandiri Tbk.	20,059,500	17,250,313
Siam Commercial Bank Co. Ltd.	3,755,200	19,883,350
UBS AG	2,208,548	34,556,972

		$345,179,273
Pharmaceuticals - 8.6%
Bayer AG	1,136,636	$102,812,485
Novartis AG	1,828,020	113,129,327
Roche Holding AG	730,065	143,696,834
Santen Pharmaceutical Co. Ltd.	1,752,800	75,164,044

		$434,802,690
Precious Metals & Minerals - 0.5%
Newcrest Mining Ltd.	880,687	$23,574,518

Printing & Publishing - 0.1%
Pearson PLC	175,137	$3,305,419

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Railroad & Shipping - 1.4%
East Japan Railway Co.	466,600	$30,621,775
Kuehne & Nagel, Inc. AG	349,730	42,117,048

		$72,738,823
Real Estate - 1.2%
GSW Immobilien AG	524,569	$22,233,831
Hang Lung Properties Ltd.	10,946,000	40,110,758

		$62,344,589
Restaurants - 1.1%
Arcos Dorados Holdings, Inc.	1,390,904	$17,038,574
Whitbread PLC	936,824	36,007,389

		$53,045,963
Specialty Chemicals - 4.2%
Akzo Nobel N.V.	1,350,700	$77,187,374
Chugoku Marine Paints Ltd.	1,805,000	9,787,530
Linde AG	504,010	87,147,475
Nippon Paint Co. Ltd.	1,974,000	16,379,159
Symrise AG	619,077	21,557,652

		$212,059,190
Specialty Stores - 0.7%
Hennes & Mauritz AB, “B”	1,048,930	$34,037,588

Telecommunications - Wireless - 3.4%
KDDI Corp.	1,138,200	$84,224,177
TIM Participacoes S.A., ADR	774,161	13,725,875
Vodafone Group PLC	28,588,195	73,810,886

		$171,760,938
Telephone Services - 1.9%
Bezeq – The Israel Telecommunication Corp. Ltd.	9,589,911	$11,793,841
BT Group PLC	5,388,292	20,157,719
China Unicom (Hong Kong) Ltd.	19,578,000	30,515,631
Telecom Italia S.p.A.	10,658,612	9,710,377
Telecom Italia S.p.A.	29,952,511	23,898,746

		$96,076,314
Tobacco - 1.7%
Japan Tobacco, Inc.	2,830,700	$84,816,267

Trucking - 1.1%
Yamato Holdings Co. Ltd.	3,662,400	$54,823,820

Utilities - Electric Power - 1.6%
CEZ A.S.	616,448	$20,484,062
Companhia de Saneamento Basico do Estado de Sao Paulo	205,500	8,318,865
Energias do Brasil S.A.	5,695,500	32,305,064
SUEZ Environnement	1,754,990	19,126,961

		$80,234,952
Total Common Stocks		$4,954,601,770

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value (v)	64,216,336	$64,216,336

Collateral for Securities Loaned - 0.1%
Navigator Securities Lending Prime Portfolio, 0.28%, at Net Asset Value (j)	7,210,000	$7,210,000
Total Investments		$5,026,028,106

Other Assets, Less Liabilities - 0.3%		14,023,883
Net Assets - 100.0%		$5,040,051,989

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

11/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,072,794,657	$—	$—	$1,072,794,657
United Kingdom	897,822,147	—	—	897,822,147
Switzerland	651,901,845	—	—	651,901,845
France	435,654,514	—	—	435,654,514
Germany	320,840,511	—	—	320,840,511
Netherlands	272,927,133	—	—	272,927,133
Hong Kong	263,440,011	—	—	263,440,011
Australia	172,929,677	—	—	172,929,677
Brazil	113,794,946	—	—	113,794,946
Other Countries	732,612,979	19,883,350	—	752,496,329
Mutual Funds	71,426,336	—	—	71,426,336
Total Investments	$5,006,144,756	$19,883,350	$—	$5,026,028,106

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $1,529,478,976 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,740,945,135
Gross unrealized appreciation	572,450,648
Gross unrealized depreciation	(287,367,677)
Net unrealized appreciation (depreciation)	$285,082,971

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,603	245,818,359	(181,605,626)	64,216,336

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22,943	$64,216,336

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2012, are as follows:

Japan	21.3%
United Kingdom	17.8%
Switzerland	12.9%
France	8.6%
Germany	6.4%
Netherlands	5.4%
Hong Kong	5.2%
Australia	3.4%
United States	3.2%
Other Countries	15.8%

7

QUARTERLY REPORT

November 30, 2012

MFS® TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS

11/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 100.4%
Broadcasting - 2.4%
News Corp., “A”	126,250	$3,110,800
Viacom, Inc., “B”	48,370	2,496,376

		$5,607,176
Business Services - 5.1%
Accenture PLC, “A”	61,120	$4,151,270
Cognizant Technology Solutions Corp., “A” (a)	56,270	3,783,032
FleetCor Technologies, Inc. (a)	72,480	3,782,731

		$11,717,033
Cable TV - 0.5%
Ziggo N.V.	33,960	$1,063,534

Computer Software - 15.5%
Autodesk, Inc. (a)	64,780	$2,146,161
BMC Software, Inc. (a)	27,440	1,123,942
Check Point Software Technologies Ltd. (a)	16,420	758,111
Citrix Systems, Inc. (a)	60,260	3,685,502
Microsoft Corp.	169,440	4,510,493
Oracle Corp.	407,880	13,092,948
Parametric Technology Corp. (a)	68,470	1,385,833
Red Hat, Inc. (a)	31,375	1,549,925
Salesforce.com, Inc. (a)	37,572	5,923,977
TIBCO Software, Inc. (a)	52,930	1,325,897

		$35,502,789
Computer Software - Systems - 21.7%
Apple, Inc.	39,660	$23,212,205
EMC Corp. (a)	325,080	8,068,486
FleetMatics Group PLC (a)	32,820	714,820
Fusion-io, Inc. (a)	56,020	1,306,947
Guidewire Software, Inc. (a)	49,440	1,478,256
Hewlett-Packard Co.	418,810	5,440,342
International Business Machines Corp.	38,170	7,254,972
Qlik Technologies, Inc. (a)	64,570	1,251,367
ServiceNow, Inc. (a)	31,000	1,011,530

		$49,738,925
Consumer Services - 3.5%
Priceline.com, Inc. (a)	12,220	$8,103,815

Electrical Equipment - 1.5%
Amphenol Corp., “A”	56,220	$3,481,142

Electronics - 12.3%
Aeroflex Holding Corp. (a)	253,330	$1,641,578
Altera Corp.	139,370	4,514,194
ARM Holdings PLC, ADR	9,200	343,344
Atmel Corp. (a)	228,940	1,279,775
Broadcom Corp., “A”	78,530	2,542,801
Corning, Inc.	272,860	3,337,078
JDS Uniphase Corp. (a)	496,400	6,021,332

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - continued
Linear Technology Corp.	62,340	$2,069,065
Microchip Technology, Inc.	211,410	6,431,092

		$28,180,259
Internet - 16.2%
eBay, Inc. (a)	150,680	$7,958,918
Google, Inc., “A” (a)	32,065	22,393,234
Rackspace Hosting, Inc. (a)	13,360	923,443
Yahoo!, Inc. (a)	310,500	5,828,085

		$37,103,680
Network & Telecom - 9.2%
Finisar Corp. (a)	344,390	$4,673,372
Fortinet, Inc. (a)	81,130	1,620,977
Juniper Networks, Inc. (a)	171,570	3,084,829
Qualcomm, Inc.	183,490	11,673,634
Ruckus Wireless, Inc. (a)	2,650	35,086

		$21,087,898
Other Banks & Diversified Financials - 8.2%
MasterCard, Inc., “A”	19,040	$9,304,467
Visa, Inc., “A”	63,870	9,561,978

		$18,866,445
Specialty Stores - 4.0%
Amazon.com, Inc. (a)	36,100	$9,099,005

Telecommunications - Wireless - 0.3%
SBA Communications Corp. (a)	8,770	$603,551
Total Common Stocks		$230,155,252

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.6%
Computer Software - Systems - 0.6%
Apple, Inc.-June 2013 @ 550	179	$1,318,514

Issuer	Shares/Par
Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value (v)	981,424	$981,424
Total Investments		$232,455,190

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Written - 0.0%
Computer Software - 0.0%
Salesforce.com, Inc.-December 2012 @ 175	(38)	$(1,254)

Put Options Written - 0.0%
Internet - 0.0%
Facebook, Inc., “A”-December 2012 @ 22	(189)	$(1,512)

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Securities Sold Short - (3.5)%
Business Services - (0.7)%
Computer Sciences Corp.	(43,500)	$(1,655,610)

Computer Software - (1.0)%
Adobe Systems, Inc. (a)	(68,700)	$(2,377,707)

Computer Software - Systems - (0.8)%
NetApp, Inc. (a)	(40,000)	$(1,268,400)
Unisys Corp. (a)	(31,300)	(540,864)

		$(1,809,264)
Electronics - (1.0)%
Dolby Laboratories, Inc., “A” (a)	(38,400)	$(1,281,408)
Xilinx, Inc.	(28,400)	(984,060)

		$(2,265,468)
Total Securities Sold Short		$(8,108,049)

Other Assets, Less Liabilities - 2.1%		4,908,063
Net Assets - 100.0%		$229,252,438

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At November 30, 2012, the fund had cash collateral of $4,340,610 and other liquid securities with an aggregate value of $8,906,131 to cover any commitments for securities sold short and/or certain derivative contracts. Cash collateral is comprised of Deposits with brokers.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

11/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of November 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$231,473,766	$—	$—	$231,473,766
Mutual Funds	981,424	—	—	981,424
Total Investments	$232,455,190	$—	$—	$232,455,190
Short Sales	$(8,108,049)	$—	$—	$(8,108,049)

Other Financial Instruments
Written Options	$(2,766)	$—	$—	$(2,766)

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$211,270,525
Gross unrealized appreciation	33,861,089
Gross unrealized depreciation	(12,676,424)
Net unrealized appreciation (depreciation)	$21,184,665

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,655,233	26,815,516	(28,489,325)	981,424

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$908	$981,424

5

QUARTERLY REPORT

November 30, 2012

MFS® VALUE FUND

PORTFOLIO OF INVESTMENTS

11/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 97.6%
Aerospace - 8.1%
Honeywell International, Inc.	5,922,900	$363,251,457
Lockheed Martin Corp.	7,759,679	723,978,051
Northrop Grumman Corp.	3,262,888	217,634,630
United Technologies Corp.	5,104,845	408,949,133

		$1,713,813,271
Alcoholic Beverages - 1.9%
Diageo PLC	13,780,583	$409,999,065

Automotive - 1.7%
Delphi Automotive PLC (a)	3,362,653	$114,296,575
General Motors Co. (a)	1,645,082	42,574,722
Johnson Controls, Inc.	7,351,542	202,461,467

		$359,332,764
Broadcasting - 4.0%
Omnicom Group, Inc.	4,776,789	$237,597,485
Viacom, Inc., “B”	4,657,618	240,379,665
Walt Disney Co.	7,458,347	370,381,512

		$848,358,662
Brokerage & Asset Managers - 2.0%
BlackRock, Inc.	1,413,014	$278,420,279
Franklin Resources, Inc.	1,111,753	146,773,631

		$425,193,910
Business Services - 3.2%
Accenture PLC, “A”	6,863,205	$466,148,884
Dun & Bradstreet Corp.	1,274,094	100,882,763
Fiserv, Inc. (a)	1,375,642	105,910,678

		$672,942,325
Cable TV - 1.0%
Comcast Corp., “Special A”	5,874,788	$211,727,359

Chemicals - 3.1%
3M Co.	3,889,612	$353,760,211
PPG Industries, Inc.	2,446,495	304,025,934

		$657,786,145
Computer Software - 1.6%
Oracle Corp.	10,763,867	$345,520,131

Computer Software - Systems - 2.0%
Hewlett-Packard Co.	2,163,775	$28,107,437
International Business Machines Corp.	2,035,689	386,923,408

		$415,030,845
Construction - 1.0%
Stanley Black & Decker, Inc.	2,976,629	$214,049,391

Consumer Products - 0.5%
Procter & Gamble Co.	1,518,790	$106,057,106

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - 2.6%
Danaher Corp.	4,714,255	$254,428,342
Pentair Ltd.	1,741,310	84,436,122
Tyco International Ltd.	7,752,875	219,949,064

		$558,813,528
Electronics - 0.7%
Intel Corp.	7,043,300	$137,837,381

Energy - Independent - 2.7%
Apache Corp.	1,582,644	$122,006,026
EOG Resources, Inc.	1,220,257	143,526,628
Occidental Petroleum Corp.	4,169,495	313,587,719

		$579,120,373
Energy - Integrated - 3.8%
Chevron Corp.	4,134,485	$436,973,720
Exxon Mobil Corp.	4,245,672	374,213,530

		$811,187,250
Engineering - Construction - 0.2%
Fluor Corp.	561,789	$29,819,760

Food & Beverages - 5.4%
Coca-Cola Enterprises, Inc.	1,428,990	$44,555,908
Dr Pepper Snapple Group, Inc.	1,985,280	89,039,808
General Mills, Inc.	7,973,392	326,829,338
Groupe Danone	3,261,106	206,866,186
J.M. Smucker Co.	676,659	59,857,255
Kellogg Co.	1,389,954	77,086,849
Nestle S.A.	3,683,028	241,044,187
PepsiCo, Inc.	1,359,114	95,423,394

		$1,140,702,925
Food & Drug Stores - 1.4%
CVS Caremark Corp.	6,337,859	$294,773,822

General Merchandise - 1.6%
Kohl’s Corp.	1,330,132	$59,390,394
Target Corp.	4,533,248	286,183,946

		$345,574,340
Insurance - 7.2%
ACE Ltd.	3,089,069	$244,746,937
Aon PLC	4,032,826	229,064,517
Chubb Corp.	2,180,789	167,898,945
MetLife, Inc.	10,786,151	357,992,352
Prudential Financial, Inc.	4,689,551	244,419,398
Travelers Cos., Inc.	3,986,688	282,337,244

		$1,526,459,393
Leisure & Toys - 0.9%
Hasbro, Inc.	4,890,612	$188,092,938

Machinery & Tools - 0.9%
Eaton Corp.	3,461,710	$180,562,794

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - 10.4%
Bank of New York Mellon Corp.	13,208,197	$316,204,236
Goldman Sachs Group, Inc.	4,267,193	502,632,663
JPMorgan Chase & Co.	16,805,220	690,358,438
PNC Financial Services Group, Inc.	2,523,885	141,690,904
State Street Corp.	3,871,090	172,031,240
Wells Fargo & Co.	11,565,479	381,776,462

		$2,204,693,943
Medical & Health Technology & Services - 0.5%
Quest Diagnostics, Inc.	1,878,096	$108,516,387

Medical Equipment - 3.3%
Becton, Dickinson & Co.	1,395,469	$106,990,608
Medtronic, Inc.	5,646,060	237,755,587
St. Jude Medical, Inc.	4,484,948	153,744,017
Thermo Fisher Scientific, Inc.	3,208,833	203,921,337

		$702,411,549
Network & Telecom - 0.1%
Cisco Systems, Inc.	1,113,304	$21,052,579

Oil Services - 0.2%
Transocean, Inc.	1,099,102	$50,778,512

Other Banks & Diversified Financials - 1.1%
MasterCard, Inc., “A”	200,924	$98,187,540
Western Union Co.	10,911,638	137,595,755

		$235,783,295
Pharmaceuticals - 9.2%
Abbott Laboratories	4,725,043	$307,127,795
Johnson & Johnson	8,368,255	583,518,421
Merck & Co., Inc.	4,705,229	208,441,645
Pfizer, Inc.	28,718,045	718,525,486
Roche Holding AG	614,059	120,863,668

		$1,938,477,015
Printing & Publishing - 1.1%
McGraw-Hill Cos., Inc.	1,741,540	$92,493,189
Moody’s Corp.	2,632,009	127,862,997

		$220,356,186
Railroad & Shipping - 0.5%
Canadian National Railway Co.	1,128,021	$101,330,126

Restaurants - 0.4%
McDonald’s Corp.	968,860	$84,329,574

Specialty Chemicals - 0.9%
Air Products & Chemicals, Inc.	2,247,370	$186,396,868

Specialty Stores - 0.9%
Advance Auto Parts, Inc.	1,700,950	$124,424,492
Staples, Inc.	6,331,081	74,073,648

		$198,498,140

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telecommunications - Wireless - 1.7%
Vodafone Group PLC	137,510,704	$355,034,197

Telephone Services - 2.1%
AT&T, Inc.	13,101,138	$447,141,840

Tobacco - 5.4%
Altria Group, Inc.	3,523,265	$119,121,590
Lorillard, Inc.	1,782,041	215,912,088
Philip Morris International, Inc.	8,969,512	806,179,739

		$1,141,213,417
Trucking - 1.4%
United Parcel Service, Inc., “B”	4,011,419	$293,274,843

Utilities - Electric Power - 0.9%
PG&E Corp.	2,609,344	$106,852,637
PPL Corp.	1,386,709	40,699,909
Public Service Enterprise Group, Inc.	1,379,295	41,502,987

		$189,055,533
Total Common Stocks		$20,651,099,482

Convertible Preferred Stocks - 0.2%
Aerospace - 0.1%
United Technologies Corp., 7.5%	364,100	$19,923,552

Utilities - Electric Power - 0.1%
PPL Corp., 9.5%	426,576	$22,992,446
Total Convertible Preferred Stocks		$42,915,998

Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value (v)	321,177,173	$321,177,173
Total Investments		$21,015,192,653

Other Assets, Less Liabilities - 0.7%		147,812,140
Net Assets - 100.0%		$21,163,004,793

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

11/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$20,694,015,480	$—	$—	$20,694,015,480
Mutual Funds	321,177,173	—	—	321,177,173
Total Investments	$21,015,192,653	$—	$—	$21,015,192,653

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$17,619,711,635
Gross unrealized appreciation	3,897,451,209
Gross unrealized depreciation	(501,970,191)
Net unrealized appreciation (depreciation)	$3,395,481,018

5

Supplemental Information (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	84,789,410	690,116,485	(453,728,722)	321,177,173

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$107,359	$321,177,173

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST I

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: January 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: January 15, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2013

*	Print name and title of each signing officer under his or her signature.